FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		£ 486,501		£ 474,709
Exchange and other adjustments		(2)		93	[1]	£ (27)	[1]
		604		453
Allowance for impairment losses		3,380		3,213
Total debt securities		5,325		5,095
Due from fellow Lloyds Banking Group undertakings		1,854		1,878
Total loans and advances to customers		474,470		464,044
Total loans and advances to banks		4,852		3,692
The Group [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to banks		3,693				4,184
Exchange and other adjustments		(125)	[2]	58
Additions (repayments)		1,284		1,503
Disposal of businesses				(2,052)
Ending Balance, Loans and advances to banks		4,852		3,693
Allowance for impairment losses				(1)
Total loans and advances to banks		4,852		3,692
The Group [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		467,064				464,172
Exchange and other adjustments		(47)	[2]	840
Additions (repayments)		8,379		21,673
Recoveries		424		579
Acquisition of portfolios	[3]	3,694
Financial assets that have been written off during the year		(1,881)		(1,578)
Ending Balance, Loans and advances to customers		477,633		467,064
Disposal of businesses				(18,622)
Allowance for impairment losses		(3,163)		(3,020)
Total loans and advances to customers		474,470		464,044
The Group [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Debt securities		5,097				3,308
Exchange and other adjustments		(91)	[2]	(103)
Additions (repayments)		320		1,897
Ending Balance, Debt securities		5,326		5,097
Financial assets that have been written off during the year				(1)
Disposal of businesses				(4)
Allowance for impairment losses		(1)		(2)
Total debt securities		5,325		5,095
The Group [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Allowance for impairment losses		(43)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances		1,854
Due from fellow Lloyds Banking Group undertakings		1,897		1,878
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		389,540		334,013
Exchange and other adjustments		6		(82)	[1]	(5)	[1]
Allowance for impairment losses		1,336		1,656
Total debt securities		5,241		4,960
Due from fellow Lloyds Banking Group undertakings		202,277		153,585
Total loans and advances to customers		177,569		172,315
Total loans and advances to banks		4,453		3,153
The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to banks		3,154		3,154		3,526
Exchange and other adjustments		(105)		48
Additions (repayments)		1,404		1,569
Disposal of businesses				(1,989)
Ending Balance, Loans and advances to banks		4,453		3,154		3,154
Allowance for impairment losses				(1)
Total loans and advances to banks		4,453		3,153
The Bank [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		173,849		173,849		171,689
Exchange and other adjustments		(339)		679
Additions (repayments)		5,991		13,617
Transfers to Stage 1	[2]
Recoveries		152		197
Financial assets that have been written off during the year		(911)		(805)
Ending Balance, Loans and advances to customers		178,742		173,849		173,849
Disposal of businesses				(11,528)
Allowance for impairment losses		(1,173)		(1,534)
Total loans and advances to customers		177,569		172,315
The Bank [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Debt securities		4,960		4,960		3,182
Exchange and other adjustments		(91)		(251)
Additions (repayments)		372		2,029
Ending Balance, Debt securities		5,241		4,960		4,960
Total debt securities		5,241		4,960
The Bank [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Allowance for impairment losses		(73)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances		202,277
Due from fellow Lloyds Banking Group undertakings		202,350		153,585
Stage 1 [member] | The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		441,129		431,113
Allowance for impairment losses		760		640
Stage 1 [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to banks		3,691				4,182
Exchange and other adjustments		(125)	[2]	58
Additions (repayments)		1,286		1,503
Disposal of businesses				(2,052)
Ending Balance, Loans and advances to banks		4,852		3,691
Allowance for impairment losses				(1)
Total loans and advances to banks		4,852		3,690
Stage 1 [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		420,968				403,881
Exchange and other adjustments		(312)	[2]	787
Additions (repayments)		13,690		28,156
Transfers to Stage 1		6,318		19,521
Transfers to Stage 2		(13,052)		(15,736)
Transfers to Stage 3		(1,539)		(1,971)
		(8,273)		1,814
Acquisition of portfolios	[3]	3,694
Ending Balance, Loans and advances to customers		429,767		420,968
Disposal of businesses				(13,670)
Allowance for impairment losses		(669)		(518)
Total loans and advances to customers		429,098		420,450
Stage 1 [member] | The Group [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Debt securities		5,095				3,305
Exchange and other adjustments		(90)	[2]	(103)
Additions (repayments)		320		1,897
Ending Balance, Debt securities		5,325		5,095
Disposal of businesses				(4)
Total debt securities		5,325		5,095
Stage 1 [member] | The Group [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances		1,854
Due from fellow Lloyds Banking Group undertakings		1,854		1,878
Stage 1 [member] | The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		377,409		321,868
Allowance for impairment losses		300		296
Stage 1 [member] | The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to banks		3,154		3,154		3,526
Exchange and other adjustments		(105)		48
Additions (repayments)		1,404		1,569
Disposal of businesses				(1,989)
Ending Balance, Loans and advances to banks		4,453		3,154		3,154
Allowance for impairment losses				(1)
Total loans and advances to banks		4,453		3,153
Stage 1 [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		160,379		160,379		156,827
Exchange and other adjustments		(325)		679
Additions (repayments)		7,702		15,676
Transfers to Stage 1	[2]	2,805		7,763
Transfers to Stage 2		(4,236)		(8,239)
Transfers to Stage 3		(649)		(1,103)
		(2,080)		(1,579)
Ending Balance, Loans and advances to customers		165,676		160,379		160,379
Disposal of businesses				(11,224)
Allowance for impairment losses		(238)		(209)
Total loans and advances to customers		165,438		160,170
Stage 1 [member] | The Bank [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Debt securities		4,960		4,960		3,182
Exchange and other adjustments		(91)		(251)
Additions (repayments)		372		2,029
Ending Balance, Debt securities		5,241		4,960		4,960
Total debt securities		5,241		4,960
Stage 1 [member] | The Bank [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Allowance for impairment losses		(18)
Due from fellow Lloyds Banking Group undertakings, net of impairment allowances		202,277
Due from fellow Lloyds Banking Group undertakings		202,295		153,585
Stage 2 [member] | The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		27,512		24,318
Allowance for impairment losses		1,070		1,055
Stage 2 [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to banks		2				2
Exchange and other adjustments	[2]
Additions (repayments)		(2)
Ending Balance, Loans and advances to banks				2
Total loans and advances to banks				2
Stage 2 [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		25,308				37,245
Exchange and other adjustments		(44)	[2]	(12)
Additions (repayments)		(2,520)		(2,128)
Transfers to Stage 1		(6,286)		(19,498)
Transfers to Stage 2		13,484		15,989
Transfers to Stage 3		(1,437)		(2,220)
		5,761		(5,729)
Acquisition of portfolios	[3]
Ending Balance, Loans and advances to customers		28,505		25,308
Disposal of businesses				(4,068)
Allowance for impairment losses		(993)		(992)
Total loans and advances to customers		27,512		24,316
Stage 2 [member] | The Group [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	[2]
Stage 2 [member] | The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		10,246		10,504
Allowance for impairment losses		477		534
Stage 2 [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		11,006		11,006		12,150
Exchange and other adjustments		(14)
Additions (repayments)		(1,424)		(1,159)
Transfers to Stage 1	[2]	(2,782)		(7,751)
Transfers to Stage 2		4,455		8,458
Transfers to Stage 3		(560)		(678)
		1,113		29
Ending Balance, Loans and advances to customers		10,681		11,006		11,006
Disposal of businesses				(14)
Allowance for impairment losses		(435)		(502)
Total loans and advances to customers		10,246		10,504
Stage 3 [member] | The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		4,288		3,965
Allowance for impairment losses		1,408		1,440
Stage 3 [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	[2]
Stage 3 [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		5,397				5,073
Exchange and other adjustments		26	[2]	65
Additions (repayments)		(857)		(1,746)
Transfers to Stage 1		(32)		(23)
Transfers to Stage 2		(432)		(253)
Transfers to Stage 3		2,976		4,191
		2,512		3,915
Recoveries		396		552
Acquisition of portfolios	[3]
Financial assets that have been written off during the year		(1,827)		(1,578)
Ending Balance, Loans and advances to customers		5,647		5,397
Disposal of businesses				(884)
Allowance for impairment losses		(1,359)		(1,432)
Total loans and advances to customers		4,288		3,965
Stage 3 [member] | The Group [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Debt securities		2				3
Exchange and other adjustments	[2]	(1)
Ending Balance, Debt securities		1		2
Financial assets that have been written off during the year				(1)
Allowance for impairment losses		(1)		(2)
Stage 3 [member] | The Group [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Allowance for impairment losses		(43)
Due from fellow Lloyds Banking Group undertakings		43
Stage 3 [member] | The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		1,885		1,641
Allowance for impairment losses		559		826
Stage 3 [member] | The Bank [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		2,464		2,464		2,712
Additions (repayments)		(287)		(900)
Transfers to Stage 1	[2]	(23)		(12)
Transfers to Stage 2		(219)		(219)
Transfers to Stage 3		1,209		1,781
		967		1,550
Recoveries		152		197
Financial assets that have been written off during the year		(911)		(805)
Ending Balance, Loans and advances to customers		2,385		2,464		2,464
Disposal of businesses				(290)
Allowance for impairment losses		(500)		(823)
Total loans and advances to customers		1,885		1,641
Stage 3 [member] | The Bank [member] | Due from fellow Lloyds Banking Group undertakings [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Allowance for impairment losses		(55)
Due from fellow Lloyds Banking Group undertakings		55
Purchased or originated credit-impaired [member] | The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Total financial assets at amortised cost		13,572		15,313
Allowance for impairment losses		142		78
Purchased or originated credit-impaired [member] | The Group [member] | Loans and Advances to Banks [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	[2]
Purchased or originated credit-impaired [member] | The Group [member] | Loans and advances to customers [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Beginning Balance, Loans and advances to customers		15,391				£ 17,973
Exchange and other adjustments	[2]	283
Additions (repayments)		(1,934)		(2,609)
Recoveries		28		27
Acquisition of portfolios	[3]
Financial assets that have been written off during the year		(54)
Ending Balance, Loans and advances to customers		13,714		15,391
Allowance for impairment losses		(142)		(78)
Total loans and advances to customers		13,572		£ 15,313
Purchased or originated credit-impaired [member] | The Group [member] | Debt securities [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt Securities and Loans and Advances to Banks and Customers [Line Items]
Exchange and other adjustments	[2]

[1]	Restated, see note 1.
[2]	Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.
[3]	Acquisition of portfolios in 2019 relates to the purchase, completed in September 2019, of Tesco Bank's UK residential mortgage portfolio.